Annual Total Returns - Fidelity International Multifactor ETF [BarChart] - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International Multifactor ETF	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Fidelity International Multifactor ETF
Bar Chart Table:
Annual Return 2020	4.88%
Annual Return 2021	10.85%